Cash and Cash Equivalents - Reconciliation of (loss)/Profit before Income Tax to Cash Generated from Operating Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [abstract]
(Loss)/profit before income tax	¥ (15,195)	¥ 4,055	¥ 4,364	[1]
Adjustments for:
Depreciation and amortization	24,590	24,620	14,308	[1]
Impairment losses on property, plant, equipment	3,279	18	0	[1]
Impairment losses on right-of-use assets	682
Loss on disposal of a subsidiary	8
Credit Losses	164	13	3	[1]
Share of associates' results	776	178	(263)	[1],[2]
Share of joint ventures' results	(309)	(365)	(200)	[1],[2]
Gain on disposal of property, plant and equipment and construction in progress	(57)	(140)	(602)	[1]
Changes in fair value of financial assets/ liabilities	(53)	(265)	(12)	[1]
Remeasurement of the originally held equity interests in a joint venture	0	(13)	0	[1]
Interest income	(322)	(74)	(125)	[1],[2]
Interest expense	6,716	5,845	3,202	[2]
Dividends income from other non-current financial assets	(23)	(23)	(20)	[1]
Exchange (gain)/losses, net	(3,170)	1,268	2,820	[1]
Changes in working capital
Decrease / (increase) in inventories	133	(179)	(77)	[1]
Increase / (decrease) in contract liabilities and other non-current liabilities	(134)	(337)	450	[1]
(Decrease) / increase in sales in advance of carriage	(6,306)	1,709	1,441	[1]
(Decrease) / increase in deferred benefits and gains	(64)	73	(147)	[1]
Decrease / (increase) in operating receivables	1,408	1,165	(5,325)	[1]
(Decrease) / increase in operating payables	(1,396)	2,180	1,357	[1]
Cash generated from operating activities	¥ 10,727	¥ 39,728	¥ 21,174	[2]

[1]	The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use assets and lease liabilities relating to leases which were previously classified as operating leases under IAS 17. In the comparative periods in 2018, cash payments under operating leases made by the Group as a lessee of RMB9,920 million were included in operating cash outflows in the consolidated cash flow statements. Under IFRS 16, except for short-term lease payments and payments for leases of low value assets not included in the measurement of lease liabilities, all other rentals paid on leases are now split into capital element and interest element and classified as financing cash outflows and operating cash outflows, respectively. Under the modified retrospective approach, the comparative information is not restated. Further details on the impact of the transition to IFRS 16 are set out in Note 2(b).
[2]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).